LONG-TERM BANK LOANS	12 Months Ended
Dec. 31, 2014
Debt Disclosure [Abstract]
Long-term Debt [Text Block]
NOTE 12:-	LONG-TERM BANK LOANS

In April and July 2008, the Company entered into loan agreements with Israeli commercial banks that provided for loans in the total principal amount of $30,000 (the "2008 Loans"). As of December 31, 2013, the 2008 Loans were fully paid.

In September and December 2011, the Company entered into loan agreements with Israeli commercial banks that provided loans in the total principal amount of $23,750 (the "2011 Loans"). Certain amounts of the 2011 Loans were required to be maintained as a compensating bank deposits that decrease as the loans are repaid. The 2011 Loans bear interest at LIBOR plus 2.1%-4.35% with respect to $19,850 of the principal amount. The remaining $3,900 of principal amount bear interest at 0.5% above the interest rate paid on the bank deposit. Of these 2011 Loans, $ 19,850 of the principal amount is repayable in 20 equal quarterly installments and the remaining $3,900 of principal amount is repayable in 10 equal semiannual payments through September 2017.

As of December 31, 2013 and 2014, the banks have a lien on the Company's assets that secures the 2011 Loans. As of December 31, 2013 and 2014, the Company is required to maintain a total of $7,239 and $4,896, respectively, in compensating balances with the banks, to secure the 2011 Loans. As of December 31, 2013 and 2014, the compensating balances are included in $2,343 and $2,343 of short-term and restricted bank deposits and $4,896 and $2,553 of long-term and restricted bank deposits, respectively. The amount of the compensating balances that is required decreases as the loan is repaid. The agreements with respect to the 2011 Loans require the Company, among other things, to meet certain financial covenants such as maintaining shareholders' equity, cash balances, and liabilities to banks at specified levels, as well as achieving certain levels of operating income (the "Covenants").

As of December 31, 2013 and 2014, the Company was in compliance with all the Covenants.